Related Party Balances and Transactions (Details) - Schedule of Significant Related Party Transactions - Related Party [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Sixiang Times (Beijing) Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental and service fees				¥ 531
Enmoli Inc. [Member]
Related Party Transaction [Line Items]
Interest expense				480
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Interest income				462
Sixiang Zhuohong Private Equity LP [Member]
Related Party Transaction [Line Items]
Equity interest of sold	¥ 37,500				$ 5,282